SHARE CAPITAL - Narrative (Details) - CAD ($) $ / shares in Units, $ in Millions												12 Months Ended
	Feb. 25, 2020	Jan. 24, 2020	Dec. 16, 2019	Dec. 15, 2019	Dec. 02, 2019	Jun. 14, 2019	Jun. 13, 2019	Jun. 03, 2019	Mar. 31, 2019	Mar. 01, 2019	Dec. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Maximum number of preference shares issuable as a percentage of ordinary shares issued and outstanding												25485085000.00%
Proportion of increase in dividends paid, percent						5.00%
Monthly dividends paid per share (in CAD per share)			$ 0.21	$ 0.20		$ 0.20	$ 0.19
Per share increase in dividend rate (in CAD per share)			$ 0.01
Common share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)												548,000,000	508,000,000	503,000,000
Dividends paid per share (in CAD per share)												$ 2.36	$ 2.24
Dividends declared												$ 1,213	$ 1,131
Common share capital | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Monthly dividends paid per share (in CAD per share)	$ 0.21	$ 0.21
Dividends paid per share (in CAD per share)	$ 2.52	$ 2.52
Dividends declared	$ 115	$ 115
Preferred share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)												122,000,000	100,000,000	100,000,000
Dividends declared												$ 126	$ 122
Class A, Series 1 Rate Reset Preference Shares
Disclosure of classes of share capital [line items]
Number of shares converted (in shares)											0
Number of shares outstanding (in shares)											10,000,000
Class A Series 3 Rate Reset Preference Shares
Disclosure of classes of share capital [line items]
Number of shares converted (in shares)										0
Number of shares outstanding (in shares)										6,000,000
Series 17 preferred share
Disclosure of classes of share capital [line items]
Number of shares converted (in shares)									0
Number of shares outstanding (in shares)									6,000,000
Dividends paid per share (in CAD per share)												$ 1.22	$ 1.25
Dividends declared												$ 7	$ 8
Series 5 preferred share
Disclosure of classes of share capital [line items]
Number of shares converted (in shares)								0
Number of shares outstanding (in shares)								10,000,000
Dividends paid per share (in CAD per share)												$ 1.19	$ 1.25
Dividends declared												$ 12	$ 12
Class A Series 7 Reset Preference Shares
Disclosure of classes of share capital [line items]
Number of shares converted (in shares)					0
Number of shares outstanding (in shares)					10,000,000